Schedule of Investments (unaudited)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Clear Channel International BV, 6.63%, 08/01/25 (Call 08/09/22)(a)	$4,390	$4,335,125
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 08/29/22)(a)(b)	3,945	3,922,373
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	4,595	3,974,675
		12,232,173
Aerospace & Defense — 3.9%
Bombardier Inc.
7.13%, 06/15/26 (Call 06/15/23)(a)	12,935	12,008,854
7.50%, 12/01/24 (Call 08/29/22)(a)(b)	8,436	8,267,280
7.50%, 03/15/25 (Call 08/29/22)(a)(b)	13,553	13,241,281
7.88%, 04/15/27 (Call 08/29/22)(a)(b)	15,630	14,457,750
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/22)(a)(b)	4,735	3,581,036
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	4,368	4,214,106
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	11,882	11,935,469
6.88%, 05/01/25 (Call 04/01/25)(b)	6,084	6,417,194
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	10,051	9,479,902
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)(b)	4,450	4,432,779
7.50%, 04/15/25 (Call 08/29/22)(a)	12,201	12,153,294
TransDigm Inc.
6.25%, 03/15/26 (Call 08/29/22)(a)(b)	45,470	45,688,711
6.38%, 06/15/26 (Call 08/29/22)(b)	9,272	9,272,249
7.50%, 03/15/27 (Call 08/29/22)(b)	5,010	5,081,737
8.00%, 12/15/25 (Call 08/29/22)(a)	10,640	11,029,581
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 08/29/22)	4,867	4,875,517
Triumph Group Inc.
6.25%, 09/15/24 (Call 08/29/22)(a)(b)	5,644	5,347,690
7.75%, 08/15/25 (Call 08/29/22)(b)	4,326	3,714,953
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	5,832	6,083,495
		191,282,878
Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 08/09/22)(a)(b)	5,285	5,306,949
Vector Group Ltd., 10.50%, 11/01/26 (Call 08/29/22)(a)	5,485	5,347,875
		10,654,824
Airlines — 2.8%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	11,222	10,324,240
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	4,098	3,590,872
American Airlines Inc., 11.75%, 07/15/25(a)(b)	24,400	27,084,000
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)(b)	34,223	33,624,097
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	9,355	8,943,585
3.80%, 04/19/23 (Call 03/19/23)(b)	2,487	2,480,200
7.38%, 01/15/26 (Call 12/15/25)(b)	10,616	11,181,075
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)(b)	11,784	11,392,670
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)(b)	5,735	5,977,815
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	3,362	3,227,540
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)(b)	20,029	19,197,796
		137,023,890
Security	Par (000)	Value
Apparel — 0.6%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	$8,338	$8,280,801
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	9,090	8,892,049
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	6,117	5,689,766
William Carter Co. (The), 5.63%, 03/15/27 (Call 08/29/22)(a)(b)	5,025	4,961,032
		27,823,648
Auto Manufacturers — 3.4%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)(b)	11,603	11,932,525
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	9,155	9,038,359
9.00%, 04/22/25 (Call 03/22/25)(b)	5,055	5,603,003
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	6,950	6,538,887
2.70%, 08/10/26 (Call 07/10/26)(b)	8,881	8,067,282
3.35%, 11/01/22	6,930	6,930,844
3.37%, 11/17/23(b)	5,220	5,128,650
3.38%, 11/13/25 (Call 10/13/25)	12,661	12,081,253
3.55%, 10/07/22(b)	3,149	3,141,128
3.66%, 09/08/24	4,750	4,603,101
3.81%, 01/09/24 (Call 11/09/23)	4,358	4,330,672
4.06%, 11/01/24 (Call 10/01/24)(b)	8,247	8,112,986
4.13%, 08/04/25(b)	8,401	8,264,031
4.25%, 09/20/22	5,015	5,031,349
4.27%, 01/09/27 (Call 11/09/26)	5,050	4,833,860
4.38%, 08/06/23	5,390	5,366,769
4.39%, 01/08/26(b)	7,172	7,040,812
4.54%, 08/01/26 (Call 06/01/26)	4,286	4,168,135
4.69%, 06/09/25 (Call 04/09/25)	3,321	3,297,390
4.95%, 05/28/27 (Call 04/28/27)(b)	4,285	4,211,810
5.13%, 06/16/25 (Call 05/16/25)	10,630	10,597,153
5.58%, 03/18/24 (Call 02/18/24)	8,731	8,829,224
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 08/29/22)(a)(b)	5,114	5,085,157
7.75%, 10/15/25 (Call 10/15/22)(a)	7,415	7,025,712
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 08/29/22)(a)(b)	5,861	5,717,874
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 08/01/23)(a)	6,075	5,258,824
		170,236,790
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/30/22)(a)(b)	8,130	7,582,851
American Axle & Manufacturing Inc.
6.25%, 03/15/26 (Call 08/09/22)(b)	79	75,315
6.50%, 04/01/27 (Call 08/29/22)(b)	5,065	4,862,400
Clarios Global LP, 6.75%, 05/15/25 (Call 08/29/22)(a)(b)	5,348	5,372,708
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 08/29/22)(a)(b)	9,656	9,771,068
8.50%, 05/15/27 (Call 08/29/22)(a)(b)	13,805	13,933,110
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/29/22)(a)	4,300	4,218,902
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	6,518	6,257,280
5.00%, 05/31/26 (Call 08/29/22)(b)	9,850	9,683,865
9.50%, 05/31/25 (Call 08/15/22)	8,110	8,547,313
Tenneco Inc., 5.00%, 07/15/26 (Call 08/29/22)(b)	5,537	5,440,102
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	10,616	10,098,470
		85,843,384

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks — 1.5%
Commerzbank AG, 8.13%, 09/19/23(a)	$9,388	$9,624,628
Deutsche Bank AG, 4.50%, 04/01/25(b)	14,608	14,300,502
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	6,380	4,957,127
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	6,135	5,084,075
8.13%, 11/15/24 (Call 08/29/22)(a)(b)	4,021	3,585,727
8.25%, 04/15/25 (Call 08/29/22)(a)(b)	5,260	4,707,700
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	19,557	18,935,046
5.71%, 01/15/26(a)(b)	14,645	14,186,339
		75,381,144
Building Materials — 0.4%
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)(b)	5,259	4,710,158
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 08/29/22)(a)(b)	3,929	3,635,553
Koppers Inc., 6.00%, 02/15/25 (Call 08/29/22)(a)	4,722	4,477,636
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 08/29/22)(a)(b)	8,270	7,939,200
		20,762,547
Chemicals — 1.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)(b)	5,775	4,619,373
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	320	308,731
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	4,771	4,588,403
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/29/22)(a)(b)	4,027	3,560,717
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 08/15/22)(a)	2,631	2,665,861
GPD Companies Inc., 10.13%, 04/01/26 (Call 08/29/22)(a)	4,756	4,425,220
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(a)(b)	4,690	4,109,612
Mativ Inc., 6.88%, 10/01/26 (Call 08/29/22)(a)(b)	3,475	3,060,433
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	10,464	10,272,021
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	5,424	5,288,400
5.25%, 06/01/27 (Call 03/03/27)(a)	3,189	3,058,251
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 08/29/22)(a)(b)	5,050	4,772,250
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 08/29/22)(a)(b)	3,414	3,414,000
7.63%, 01/15/26 (Call 01/15/24)(a)	4,615	4,130,425
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	7,230	6,068,790
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	3,200	2,734,933
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 08/29/22)(a)(b)	4,715	4,066,688
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 08/29/22)(a)(b)	3,590	2,731,317
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/23)(a)	535	512,263
		74,387,688
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 08/29/22)(a)(b)	3,190	3,171,860

Commercial Services — 4.0%
ADT Security Corp. (The), 4.13%, 06/15/23	6,793	6,752,242
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 08/29/22)(a)(b)	5,155	3,945,723

Security	Par (000)	Value
Commercial Services (continued)
Albion Financing 1 Sarl/Aggreko Holdings Inc.
6.13%, 10/15/26 (Call 10/15/23)(a)	$5,595	$4,960,247
8.75%, 04/15/27 (Call 10/15/23)(a)(b)	4,325	3,870,875
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 08/29/22)(a)	18,935	18,347,447
9.75%, 07/15/27 (Call 08/29/22)(a)(b)	2,900	2,660,170
Aptim Corp., 7.75%, 06/15/25 (Call 08/15/22)(a)(b)	4,780	3,348,868
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)(b)	6,200	6,145,750
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 08/29/22)(a)	3,340	3,162,828
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	10,065	9,385,562
Brink’s Co. (The), 5.50%, 07/15/25 (Call 08/29/22)(a)(b)	4,209	4,243,808
Cimpress PLC, 7.00%, 06/15/26 (Call 08/29/22)(a)(b)	6,055	5,109,653
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	6,580	6,609,482
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(a)(b)	5,521	5,006,851
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 08/29/22)(b)	990	754,875
Graham Holdings Co., 5.75%, 06/01/26 (Call 08/09/22)(a)	3,850	3,867,441
Grand Canyon University, 4.13%, 10/01/24	4,790	4,587,862
Herc Holdings Inc., 5.50%, 07/15/27 (Call 08/29/22)(a)	10,540	10,540,000
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)	5,181	4,611,090
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	3,717	3,368,531
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	4,455	4,402,306
Nielsen Co. Luxembourg Sarl (The), 5.00%, 02/01/25 (Call 08/29/22)(a)(b)	5,445	5,375,274
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)(b)	6,394	6,437,679
5.75%, 04/15/26(a)(b)	13,370	13,587,530
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 08/29/22)(a)(b)	4,648	4,649,840
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a)	4,290	4,033,619
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	8,793	8,708,411
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	7,335	7,462,629
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)(b)	4,735	4,444,981
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 08/15/22)(a)(b)	6,729	4,644,019
United Rentals North America Inc., 5.50%, 05/15/27 (Call 08/29/22)(b)	4,520	4,577,856
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/29/22)(a)	11,010	11,076,280
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	8,280	8,227,505
		198,907,234
Computers — 0.9%
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 08/15/22)(a)(b)	6,734	5,235,685
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(a)(b)	5,673	5,446,080
Seagate HDD Cayman
4.75%, 06/01/23(b)	5,170	5,163,537
4.75%, 01/01/25	5,735	5,709,033
4.88%, 03/01/24 (Call 01/01/24)(b)	5,443	5,436,795
4.88%, 06/01/27 (Call 03/01/27)(b)	3,422	3,399,757
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)(b)	12,057	11,906,653
		42,297,540

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Cosmetics & Personal Care — 0.4%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	$9,985	$9,767,926
6.50%, 04/15/26 (Call 08/29/22)(a)(b)	5,605	5,470,424
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)	5,135	3,115,234
		18,353,584
Distribution & Wholesale — 0.9%
Avient Corp.
5.25%, 03/15/23(b)	5,236	5,263,745
5.75%, 05/15/25 (Call 08/29/22)(a)(b)	6,603	6,638,788
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	6,260	5,525,494
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/29/22)(a)(b)	3,593	3,541,261
IAA Inc., 5.50%, 06/15/27 (Call 08/29/22)(a)	5,475	5,452,936
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 08/29/22)(a)(b)	9,731	9,566,181
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 08/29/22)(a)	5,948	3,026,045
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	9,254	5,570,908
		44,585,358
Diversified Financial Services — 4.3%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	10,613	10,705,811
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)(b)	3,745	3,155,280
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 08/09/22)(a)(b)	4,459	4,312,410
6.63%, 03/15/26 (Call 08/09/22)(b)	3,690	3,671,550
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	7,785	7,802,905
Enova International Inc., 8.50%, 09/15/25 (Call 08/29/22)(a)(b)	3,825	3,561,075
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)(b)	3,698	2,924,733
goeasy Ltd., 5.38%, 12/01/24 (Call 08/29/22)(a)(b)	5,122	4,836,192
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	5,329	3,681,939
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)	4,950	3,243,900
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/23)(a)	6,140	5,686,276
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)(b)	6,945	6,233,138
5.50%, 01/25/23(b)	10,151	10,207,846
5.88%, 10/25/24(b)	4,840	4,771,837
6.13%, 03/25/24(b)	7,893	7,931,560
6.75%, 06/25/25	4,755	4,645,338
6.75%, 06/15/26(b)	5,025	4,786,313
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	8,420	7,253,241
5.63%, 03/15/23(b)	7,450	7,450,000
6.13%, 03/15/24 (Call 09/15/23)(b)	12,697	12,555,640
6.88%, 03/15/25	11,979	11,829,262
7.13%, 03/15/26(b)	15,456	15,028,631
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	4,025	3,888,512
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	6,576	6,152,670
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)(b)	4,030	3,802,053
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	3,039	3,002,167
4.88%, 03/15/27 (Call 09/15/26)	3,885	3,793,508
Security	Par (000)	Value
Diversified Financial Services (continued)
6.63%, 03/15/25 (Call 09/15/24)(b)	$3,913	$3,989,617
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(a)(b)	11,522	10,249,608
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	5,245	4,574,479
4.20%, 10/29/25 (Call 09/29/25)(b)	4,919	4,762,490
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 08/29/22)(a)(b)	3,596	3,547,904
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)(b)	7,891	7,267,019
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	4,665	4,080,149
VistaJet Malta Finance PLC/XO Management Holding Inc., 7.88%, 05/01/27 (Call 05/01/24)(a)	4,880	4,498,140
		209,883,193
Electric — 1.4%
Calpine Corp., 5.25%, 06/01/26 (Call 08/29/22)(a)(b)	4,615	4,643,844
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	4,519	4,373,940
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/09/22)(a)(b)	5,195	5,132,752
FirstEnergy Corp., Series B, 4.40%, 07/15/27 (Call 04/15/27)	4,050	3,967,785
InterGen NV, 7.00%, 06/30/23 (Call 08/29/22)(a)(b)	3,554	3,414,085
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	5,190	5,128,498
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	6,627	6,565,833
4.25%, 09/15/24 (Call 07/15/24)(a)	5	4,870
NRG Energy Inc., 6.63%, 01/15/27 (Call 08/15/22)(b)	4,118	4,206,473
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 08/29/22)(a)	4,305	4,147,867
TransAlta Corp., 4.50%, 11/15/22 (Call 08/29/22)(b)	3,442	3,459,425
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 08/09/22)(a)(b)	40	39,380
5.50%, 09/01/26 (Call 08/09/22)(a)(b)	10,220	10,342,640
5.63%, 02/15/27 (Call 08/09/22)(a)(b)	13,251	13,293,536
		68,720,928
Electrical Components & Equipment — 0.3%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 08/29/22)(a)(b)	15,027	15,515,378

Electronics — 0.4%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	4,529	4,318,628
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	4,825	4,893,003
5.00%, 10/01/25(a)	7,689	7,708,222
5.63%, 11/01/24(a)(b)	3,290	3,358,597
		20,278,450
Energy - Alternate Sources — 0.1%
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	4,195	3,943,300

Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(b)	10,180	10,296,866
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	9,525	7,812,881
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/29/22)(a)(b)	9,643	7,967,529
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	3,390	3,060,662
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	4,030	3,931,253
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)(b)	3,730	3,427,404
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/15/22)(a)(b)	4,604	4,118,278
		40,614,873

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Entertainment — 4.0%
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 08/29/22)(a)(b)	$3,840	$3,698,433
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 08/09/22)(a)	34,501	34,414,747
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	4,472	4,478,037
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 08/09/22)(a)(b)	10,070	10,097,063
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 08/29/22)(b)	5,305	5,169,935
5.50%, 05/01/25 (Call 08/29/22)(a)(b)	9,720	9,761,699
Churchill Downs Inc., 5.50%, 04/01/27 (Call 08/29/22)(a)(b)	6,085	6,061,999
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(a)(b)	4,180	4,012,800
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 08/29/22)(a)(b)	4,170	4,164,853
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)(b)	7,195	6,839,711
6.25%, 01/15/27 (Call 07/15/26)(a)	7,640	7,712,083
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	10,816	11,049,085
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 08/29/22)(a)(b)	6,846	6,828,885
6.50%, 05/15/27 (Call 05/15/23)(a)	11,240	11,549,100
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)(b)	4,060	3,789,114
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 08/15/22)(a)(b)	5,249	5,367,103
8.00%, 02/01/26 (Call 02/01/23)(a)(b)	11,646	10,343,861
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 08/29/22)(a)(b)	4,315	4,060,280
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(a)(b)	3,740	3,415,854
Scientific Games International Inc., 8.63%, 07/01/25 (Call 08/29/22)(a)(b)	6,146	6,384,157
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 08/29/22)(a)(b)	9,178	9,037,944
5.50%, 04/15/27 (Call 08/29/22)(a)(b)	5,260	5,026,029
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 08/29/22)(a)(b)	4,802	4,935,424
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)(b)	7,530	7,341,750
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/29/22)(a)(b)	6,295	6,436,008
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 08/29/22)(a)	6,295	6,357,950
		198,333,904
Environmental Control — 0.7%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 08/29/22)(a)	4,500	4,463,550
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/29/22)(a)	8,060	7,792,166
4.25%, 06/01/25 (Call 08/29/22)(a)(b)	5,002	4,924,469
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	5,365	5,391,825
Harsco Corp., 5.75%, 07/31/27 (Call 08/29/22)(a)	4,725	3,582,637
Stericycle Inc., 5.38%, 07/15/24 (Call 08/15/22)(a)	5,586	5,569,577
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 08/29/22)(a)(b)	5,422	5,011,961
		36,736,185
Food — 1.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	7,331	6,825,519
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	6,705	6,702,988
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	14,065	13,481,021
7.50%, 03/15/26 (Call 08/29/22)(a)(b)	5,518	5,724,010
Security	Par (000)	Value
Food (continued)
B&G Foods Inc., 5.25%, 04/01/25 (Call 08/29/22)(b)	$8,940	$8,560,050
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 08/29/22)(a)(b)	5,070	4,877,847
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 08/09/22)(a)	3,325	2,204,554
Performance Food Group Inc., 5.50%, 06/01/24(a)	0	—
Post Holdings Inc., 5.75%, 03/01/27 (Call 08/15/22)(a)(b)	5,134	5,148,221
U.S. Foods Inc., 6.25%, 04/15/25 (Call 08/29/22)(a)	10,229	10,420,794
		63,945,004
Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/29/22)(a)(b)	5,338	5,329,939
6.38%, 05/01/25 (Call 08/29/22)(a)(b)	15,482	15,510,487
		20,840,426
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	7,302	7,308,742
5.63%, 05/20/24 (Call 03/20/24)	7,160	7,247,935
5.75%, 05/20/27 (Call 02/20/27)(b)	3,445	3,469,115
5.88%, 08/20/26 (Call 05/20/26)(b)	7,209	7,265,470
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 08/29/22)(a)(b)	2,826	2,819,971
		28,111,233
Health Care - Services — 4.1%
Air Methods Corp., 8.00%, 05/15/25 (Call 08/29/22)(a)(b)	4,170	2,810,580
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	4,915	4,091,200
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 08/29/22)(a)	4,540	4,523,227
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	18,535	16,472,981
8.00%, 03/15/26 (Call 08/29/22)(a)(b)	20,287	19,374,085
Encompass Health Corp., 5.75%, 09/15/25 (Call 08/29/22)(b)	4,225	4,246,630
Global Medical Response Inc., 6.50%, 10/01/25 (Call 08/03/22)(a)	5,700	5,304,919
HCA Inc., 5.38%, 02/01/25	6,415	6,545,121
IQVIA Inc.
5.00%, 10/15/26 (Call 08/29/22)(a)(b)	10,736	10,763,257
5.00%, 05/15/27 (Call 08/29/22)(a)(b)	10,750	10,766,555
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 08/29/22)(a)(b)	6,530	5,829,070
6.75%, 04/15/25 (Call 08/29/22)(a)(b)	5,726	5,657,861
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)(b)	5,130	5,022,539
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	8,689	7,666,766
Quorum Health Corp., 11.63%, 04/15/23(c)(d)	2,653	—
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 08/29/22)(a)(b)	13,616	12,799,040
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)(b)	7,891	7,127,072
Select Medical Corp., 6.25%, 08/15/26 (Call 08/29/22)(a)(b)	11,835	11,850,386
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 08/29/22)(a)(b)	3,207	3,041,740
10.00%, 04/15/27 (Call 08/29/22)(a)(b)	5,710	5,819,860
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 08/29/22)(b)	7,908	7,887,083
4.63%, 09/01/24 (Call 08/15/22)(a)	5,011	4,988,952
4.88%, 01/01/26 (Call 08/29/22)(a)(b)	20,508	20,123,475
6.25%, 02/01/27 (Call 08/29/22)(a)(b)	14,715	14,772,940

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care - Services (continued)
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)(b)	$7,333	$6,819,690
		204,305,029
Holding Companies - Diversified — 1.2%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)(b)	4,275	4,277,271
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	11,785	11,592,757
5.25%, 05/15/27 (Call 11/15/26)	9,382	9,006,720
6.25%, 05/15/26 (Call 08/29/22)	13,781	13,753,018
6.38%, 12/15/25 (Call 08/29/22)	8,608	8,590,067
Stena AB, 7.00%, 02/01/24(a)(b)	4,312	4,166,788
Stena International SA
5.75%, 03/01/24(a)	2,088	2,017,008
6.13%, 02/01/25 (Call 08/09/22)(a)	4,200	4,009,026
		57,412,655
Home Builders — 0.8%
Century Communities Inc., 6.75%, 06/01/27 (Call 08/29/22)(b)	5,250	5,335,313
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	4,520	3,943,700
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)	4,135	3,680,236
KB Home, 7.63%, 05/15/23 (Call 11/15/22)(b)	2,053	2,073,530
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(b)	3,812	3,888,041
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 08/15/22)(a)(b)	5,786	5,839,115
Taylor Morrison Communities Inc., 5.88%, 06/15/27 (Call 03/15/27)(a)(b)	611	623,984
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	3,260	3,304,173
5.88%, 04/15/23 (Call 01/15/23)(a)	4,528	4,597,912
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	4,040	4,070,805
		37,356,809
Household Products & Wares — 0.2%
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 5.00%, 12/31/26 (Call 06/30/23)(a)(b)	4,649	4,057,124
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 08/29/22)(b)	4,474	4,467,639
		8,524,763
Housewares — 0.8%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 08/29/22)(a)(b)	7,026	6,628,328
Newell Brands Inc.
4.10%, 04/01/23 (Call 02/01/23)(b)	10,196	10,190,902
4.45%, 04/01/26 (Call 01/01/26)	20,252	20,001,078
4.88%, 06/01/25 (Call 05/01/25)(b)	4,015	4,049,755
		40,870,063
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 08/29/22)(a)(b)	9,835	9,441,600
10.13%, 08/01/26 (Call 08/29/22)(a)(b)	3,545	3,628,160
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/29/22)(a)(b)	5,025	4,958,977
Genworth Holdings Inc., 4.80%, 02/15/24	1	1,007
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 08/29/22)(a)(b)	4,730	4,682,286
HUB International Ltd., 7.00%, 05/01/26 (Call 08/09/22)(a)(b)	16,743	16,596,080
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	4,286	4,344,218
Security	Par (000)	Value
Insurance (continued)
USI Inc./NY, 6.88%, 05/01/25 (Call 08/29/22)(a)(b)	$6,550	$6,395,939
		50,048,267
Internet — 1.3%
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)(b)	5,250	4,945,080
7.00%, 06/15/27 (Call 06/15/24)(a)	4,590	4,634,848
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)(b)	7,520	5,960,728
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%, 04/30/27 (Call 10/15/23)(a)(b)	3,605	3,156,448
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/09/22)(a)	11,286	11,241,308
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	7,672	5,670,759
TripAdvisor Inc., 7.00%, 07/15/25 (Call 08/09/22)(a)(b)	5,494	5,480,265
Uber Technologies Inc.
7.50%, 05/15/25 (Call 08/29/22)(a)	10,024	10,280,134
8.00%, 11/01/26 (Call 08/29/22)(a)(b)	14,805	15,134,516
		66,504,086
Iron & Steel — 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 08/29/22)(a)(b)	5,455	4,554,925
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 08/29/22)(b)	4,619	4,596,598
6.75%, 03/15/26 (Call 08/29/22)(a)(b)	9,265	9,566,112
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 08/29/22)(a)	7,100	7,162,125
		25,879,760
Leisure Time — 1.1%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 08/29/22)(a)(b)	4,477	3,982,851
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	9,830	9,215,625
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	4,281	4,034,842
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)	3,507	3,180,411
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 08/09/22)(a)	5,048	4,366,520
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	13,917	11,324,959
5.88%, 02/15/27 (Call 02/15/24)(a)	10,132	9,311,308
Viking Cruises Ltd., 13.00%, 05/15/25 (Call 08/15/22)(a)	6,931	7,339,929
		52,756,445
Lodging — 3.4%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	5,605	5,090,291
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 08/09/22)(a)(b)	5,306	5,306,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 08/15/22)	5,930	5,861,558
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(b)	4,975	4,658,839
3.20%, 08/08/24 (Call 07/08/24)	4,910	4,774,975
3.50%, 08/18/26 (Call 06/18/26)	9,925	9,304,687
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/29/22)(a)(b)	9,685	7,809,016
5.25%, 04/26/26 (Call 08/29/22)(a)(b)	5,317	4,192,189
5.63%, 07/17/27 (Call 08/29/22)(a)	200	148,200
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	7,215	5,723,082
5.25%, 06/18/25 (Call 08/09/22)(a)(b)	4,720	4,031,723
5.38%, 05/15/24 (Call 08/09/22)(a)(b)	6,699	6,025,081
5.88%, 05/15/26 (Call 08/09/22)(a)(b)	7,250	6,126,371

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Lodging (continued)
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	$3,463	$3,235,407
5.50%, 04/15/27 (Call 01/15/27)	7,020	6,786,936
5.75%, 06/15/25 (Call 03/15/25)(b)	7,044	6,960,176
6.00%, 03/15/23	12,256	12,328,515
6.75%, 05/01/25 (Call 08/29/22)(b)	6,807	6,936,673
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(a)(b)	3,680	3,099,940
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 08/29/22)(a)	4,902	3,223,016
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)(b)	3,344	3,332,923
6.00%, 04/01/27 (Call 01/01/27)	3,910	3,883,647
6.60%, 10/01/25 (Call 07/01/25)(b)	3,285	3,331,220
6.63%, 07/31/26 (Call 04/30/26)(a)	6,805	6,912,043
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	4,219	4,187,358
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	6,150	5,704,125
5.50%, 03/01/25 (Call 12/01/24)(a)	18,601	18,325,705
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/09/22)(a)(b)	5,201	4,427,351
5.50%, 01/15/26 (Call 08/29/22)(a)(b)	10,015	8,293,421
		170,020,468
Machinery — 0.5%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 08/17/22)(a)(b)	3,028	3,035,548
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/29/22)(a)(b)	239	225,815
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	4,130	4,077,186
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 08/30/22)(a)(b)	6,090	5,484,598
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)(b)	1,340	1,286,400
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)(b)	8,360	7,431,777
Welbilt Inc., 9.50%, 02/15/24 (Call 08/04/22)(b)	2,398	2,404,829
		23,946,153
Manufacturing — 0.7%
EnPro Industries Inc., 5.75%, 10/15/26 (Call 08/29/22)(b)	3,765	3,726,308
FXI Holdings Inc.
7.88%, 11/01/24 (Call 08/29/22)(a)(b)	5,002	4,326,730
12.25%, 11/15/26 (Call 11/15/22)(a)	7,670	6,771,076
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 08/29/22)(a)(b)	5,584	5,438,537
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	4,010	3,896,236
5.75%, 06/15/25 (Call 08/29/22)(b)	4,070	4,157,073
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	3,845	3,768,100
		32,084,060
Media — 5.6%
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/29/22)(b)	8,425	8,088,000
5.00%, 04/01/24 (Call 08/29/22)	3,456	3,435,384
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 08/15/22)(a)	6,747	6,750,036
5.13%, 05/01/27 (Call 08/29/22)(a)(b)	20,355	19,897,012
5.50%, 05/01/26 (Call 08/29/22)(a)(b)	6,900	6,961,453
Cengage Learning Inc., 9.50%, 06/15/24 (Call 08/29/22)(a)(b)	6,152	5,868,854
CSC Holdings LLC
5.25%, 06/01/24(b)	7,152	7,080,480
5.50%, 04/15/27 (Call 08/29/22)(a)(b)	13,160	12,773,096
Security	Par (000)	Value
Media (continued)
5.88%, 09/15/22(b)	$5,846	$5,832,262
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 08/29/22)(a)(b)	4,850	4,361,969
DISH DBS Corp.
5.00%, 03/15/23(b)	14,433	14,180,422
5.25%, 12/01/26 (Call 06/01/26)(a)	26,830	23,241,487
5.88%, 11/15/24(b)	19,268	17,850,998
7.75%, 07/01/26(b)	19,533	16,274,896
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	3,824	3,254,224
Gray Television Inc.
5.88%, 07/15/26 (Call 08/29/22)(a)(b)	7,560	7,512,977
7.00%, 05/15/27 (Call 08/09/22)(a)(b)	7,075	7,129,124
iHeartCommunications Inc.
6.38%, 05/01/26 (Call 08/15/22)(b)	8,030	7,813,993
8.38%, 05/01/27 (Call 08/15/22)(b)	14,155	12,779,134
Nexstar Media Inc., 5.63%, 07/15/27 (Call 08/09/22)(a)(b)	9,040	9,040,000
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)(b)	8,790	8,123,718
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 08/15/22)(a)(b)	3,983	3,582,908
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(a)(b)	10,066	9,507,337
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)(b)	5,825	5,760,867
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)(b)	5,685	5,213,955
Univision Communications Inc.
5.13%, 02/15/25 (Call 08/09/22)(a)	15,651	15,334,720
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	11,865	11,948,055
Videotron Ltd.
5.13%, 04/15/27 (Call 08/29/22)(a)(b)	6,115	5,931,550
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	5,484	5,504,565
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 08/29/22)(a)(b)	5,835	5,620,710
		276,654,186
Mining — 0.6%
Arconic Corp., 6.00%, 05/15/25 (Call 08/29/22)(a)	6,365	6,442,056
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)(b)	7,214	7,305,077
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	3,875	3,041,875
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	7,025	6,568,375
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	4,377	3,912,732
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	4,175	3,333,153
		30,603,268
Office & Business Equipment — 0.4%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	3,960	3,153,892
Xerox Corp., 4.63%, 03/15/23 (Call 02/15/23)(b)	9,331	9,320,309
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)(b)	7,870	7,577,708
		20,051,909
Oil & Gas — 8.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)(b)	7,484	7,730,972
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 08/29/22)(a)(b)	6,010	5,833,727
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(a)(b)	337	345,888
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(a)(b)	4,590	4,676,063
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 08/29/22)(a)(b)	4,268	4,022,590
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)(b)	6,461	6,396,519

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 08/29/22)(a)(b)	$5,045	$4,929,359
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 08/29/22)(a)(b)	3,685	3,539,903
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(a)(b)	5,280	5,285,775
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/29/22)(a)(b)	13,242	13,175,790
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	6,500	6,247,584
7.00%, 06/15/25 (Call 08/29/22)(a)	10,975	10,810,375
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)(b)	4,163	3,935,700
CNX Resources Corp., 7.25%, 03/14/27 (Call 08/29/22)(a)(b)	7,100	7,180,088
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 08/29/22)(a)(b)	11,896	11,919,792
CVR Energy Inc., 5.25%, 02/15/25 (Call 08/15/22)(a)	6,367	6,100,923
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)(b)	5,300	5,059,179
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)	4,840	4,631,628
4.88%, 03/30/26 (Call 12/30/25)(a)	6,405	5,935,834
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 08/29/22)(a)(b)	3,734	3,472,620
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	2,345	2,359,656
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)(b)	3,622	3,644,638
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)(b)	5,315	4,835,888
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	7,174	6,731,005
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	5,890	5,720,662
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 08/29/22)(b)	6,688	6,857,206
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)	3,722	3,743,643
6.13%, 06/30/25 (Call 03/30/25)(a)	6,081	6,011,829
6.50%, 06/30/27 (Call 12/30/26)(a)	5,925	5,742,251
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas
Finance Corp., 6.00%, 08/01/26 (Call 08/09/22)(a)(b)	4,038	3,889,919
Matador Resources Co., 5.88%, 09/15/26 (Call 08/15/22)(b)	10,564	10,776,865
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(a)(b)	11,985	12,377,988
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 08/29/22)(a)(b)	6,800	6,179,500
10.50%, 05/15/27 (Call 08/29/22)(a)	5,125	4,961,384
Murphy Oil Corp., 5.75%, 08/15/25 (Call 08/29/22)(b)	5,828	5,842,570
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	7,106	6,592,591
7.38%, 05/15/27 (Call 05/15/24)(a)(b)	2,520	2,492,123
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 08/29/22)(a)	6,110	5,544,825
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 08/30/22)(a)(b)	7,830	7,586,820
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	4,010	3,949,850
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)(b)	7,675	7,867,408
5.55%, 03/15/26 (Call 12/15/25)(b)	12,130	12,463,386
5.88%, 09/01/25 (Call 06/01/25)	10,125	10,455,752
6.95%, 07/01/24	5,340	5,600,325
8.00%, 07/15/25 (Call 04/15/25)	5,093	5,501,459
8.50%, 07/15/27 (Call 01/15/27)(b)	200	229,233
Parkland Corp., 5.88%, 07/15/27 (Call 08/29/22)(a)(b)	50	48,961
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 08/29/22)(b)	6,885	6,798,937
Security	Par (000)	Value
Oil & Gas (continued)
PDC Energy Inc., 5.75%, 05/15/26 (Call 08/29/22)(b)	$7,485	$7,294,218
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)(b)	3,785	3,728,225
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a)(b)	5,730	4,609,212
Puma International Financing SA
5.00%, 01/24/26 (Call 08/09/22)(a)	7,352	6,273,417
5.13%, 10/06/24 (Call 08/09/22)(a)	6,025	5,490,281
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	7,950	7,872,090
5.00%, 03/15/23 (Call 12/15/22)	3,801	3,813,296
SM Energy Co.
6.63%, 01/15/27 (Call 08/29/22)	4,215	4,206,149
6.75%, 09/15/26 (Call 08/29/22)	4,295	4,307,169
Southwestern Energy Co., 5.95%, 01/23/25 (Call 10/23/24)(b)	4,069	4,117,319
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)(b)	4,600	4,222,800
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 08/29/22)(b)	6,525	6,486,241
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	6,075	6,509,905
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)(b)	5,225	4,937,625
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 08/29/22)(a)	3,111	2,971,410
Transocean Inc.
7.25%, 11/01/25 (Call 08/09/22)(a)	3,968	2,856,960
7.50%, 01/15/26 (Call 08/09/22)(a)	5,385	3,686,145
8.00%, 02/01/27 (Call 02/01/23)(a)	5,725	3,823,346
11.50%, 01/30/27 (Call 07/30/23)(a)	7,020	6,653,556
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/29/22)(a)	2,308	2,157,494
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 08/29/22)(a)(b)	4,385	4,022,951
Vantage Drilling International, 9.25%, 11/15/23 (Call 08/29/22)(a)	3,115	3,065,160
W&T Offshore Inc., 9.75%, 11/01/23 (Call 08/29/22)(a)	5,053	4,876,145
		394,018,097
Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 08/29/22)(a)(b)	5,325	4,990,457
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	4,810	4,397,863
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 08/29/22)(a)(b)	3,940	3,645,485
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 08/29/22)(b)	3,490	3,317,245
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(a)	4,385	4,114,802
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)(b)	4,520	4,257,275
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 08/29/22)(a)	79	76,387
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 08/29/22)	7,255	6,799,966
Weatherford International Ltd., 11.00%, 12/01/24 (Call 08/29/22)(a)(b)	14,342	14,545,350
		46,144,830
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27 (Call 06/15/24)(a)	5,595	5,749,142
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	11,951	10,771,914
5.25%, 04/30/25 (Call 08/29/22)(a)	7,334	7,191,134

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Packaging & Containers (continued)
Ball Corp.
4.00%, 11/15/23(b)	$9,101	$9,118,333
4.88%, 03/15/26 (Call 12/15/25)(b)	7,801	7,852,174
5.25%, 07/01/25(b)	9,441	9,554,292
Berry Global Inc., 5.63%, 07/15/27 (Call 08/29/22)(a)	1,200	1,212,024
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	4,420	4,318,340
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/29/22)(b)	8,610	8,544,392
LABL Inc.
6.75%, 07/15/26 (Call 08/09/22)(a)(b)	6,651	6,426,529
10.50%, 07/15/27 (Call 08/09/22)(a)(b)	200	190,000
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 08/29/22)(a)(b)	14,529	14,388,069
7.25%, 04/15/25 (Call 08/29/22)(a)(b)	13,288	12,224,960
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)	7,134	7,139,153
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	5,975	5,736,000
Sealed Air Corp.
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	4,173	4,221,782
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	4,395	4,485,738
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/29/22)(a)(b)	10,370	10,225,468
		129,349,444
Pharmaceuticals — 3.7%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 08/29/22)(a)(b)	16,525	10,437,190
9.25%, 04/01/26 (Call 08/29/22)(a)(b)	14,645	10,350,354
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 08/29/22)(a)(b)	17,935	15,973,090
6.13%, 02/01/27 (Call 02/01/24)(a)	9,750	8,311,875
9.00%, 12/15/25 (Call 08/29/22)(a)	14,295	10,363,875
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)(b)	6,029	5,652,188
Mallinckrodt International Finance SA/Mallinckrodt
CB LLC, 10.00%, 04/15/25 (Call 08/15/22)(a)	5,275	5,116,750
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	4,625	3,112,403
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 08/29/22)(a)(b)	19,420	15,657,375
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	6,825	6,731,156
4.38%, 03/15/26 (Call 12/15/25)	7,421	7,338,790
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)	5,174	4,835,103
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	18,328	17,961,440
3.15%, 10/01/26(b)	35,555	31,901,724
4.75%, 05/09/27 (Call 02/09/27)(b)	8,965	8,512,268
6.00%, 04/15/24 (Call 01/15/24)(b)	12,095	12,264,539
7.13%, 01/31/25 (Call 10/31/24)	9,438	9,682,664
		184,202,784
Pipelines — 5.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 08/15/22)(a)(b)	6,775	6,719,716
7.88%, 05/15/26 (Call 05/15/23)(a)	5,457	5,711,678
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(a)	6,107	6,091,183
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	6,203	5,783,925
Security	Par (000)	Value
Pipelines (continued)
4.13%, 03/01/25 (Call 02/01/25)(a)	$4,762	$4,612,830
4.15%, 07/01/23 (Call 04/01/23)	5,364	5,302,153
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 08/15/22)(a)	5,850	5,683,919
5.75%, 04/01/25 (Call 08/29/22)(b)	5,294	5,250,230
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	4,777	4,778,433
5.38%, 07/15/25 (Call 04/15/25)(b)	8,764	8,978,920
5.63%, 07/15/27 (Call 04/15/27)	30	31,010
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	7,550	7,401,265
4.40%, 04/01/24 (Call 01/01/24)(b)	3,748	3,746,876
4.85%, 07/15/26 (Call 04/15/26)(b)	5,330	5,262,132
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	4,444	4,295,392
4.13%, 12/01/26 (Call 09/01/26)(b)	4,970	4,604,208
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	6,895	6,882,313
6.50%, 07/01/27 (Call 01/01/27)(a)	2,700	2,732,063
7.50%, 06/01/27 (Call 06/01/24)(a)(b)	5,590	5,714,042
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)	4,715	4,724,430
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 08/29/22)(b)	3,675	3,442,556
6.50%, 10/01/25 (Call 08/29/22)(b)	5,375	5,186,606
8.00%, 01/15/27 (Call 01/15/24)(b)	9,773	9,520,531
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 08/29/22)(a)(b)	8,030	7,999,887
Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 04/15/27 (Call 04/15/24)(a)	4,220	4,185,649
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(a)	3,937	3,425,190
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	14,665	13,888,488
6.75%, 09/15/25 (Call 09/15/22)(a)	12,160	11,871,200
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)(b)	20,477	18,707,173
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 08/29/22)(b)	2,955	2,334,943
7.50%, 11/01/23 (Call 08/29/22)(b)	4,654	4,379,543
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(a)	4,823	4,750,655
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	5,900	5,656,625
5.75%, 10/01/25 (Call 07/01/25)	5,585	5,432,306
6.00%, 06/01/26 (Call 03/01/26)(b)	4,953	4,869,955
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 08/29/22)(b)	5,556	5,554,588
Rattler Midstream LP, 5.63%, 07/15/25 (Call 08/15/22)(a)(b)	5,787	5,911,692
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	3,807	3,527,376
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	4,480	3,808,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	7,085	6,712,860
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	4,410	4,120,594
7.50%, 10/01/25 (Call 10/01/22)(a)(b)	6,149	6,195,502
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	7,545	7,401,871
3.95%, 06/01/25 (Call 03/01/25)	3,587	3,543,106

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
4.65%, 07/01/26 (Call 04/01/26)	$4,630	$4,583,700
		261,317,314
Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 08/29/22)(a)	5,837	4,969,622
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 08/29/22)(a)(b)	6,263	6,255,171
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	4,743	4,786,181
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)	3,350	3,283,000
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	6,535	4,968,561
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)(b)	5,105	3,491,565
		27,754,100
Real Estate Investment Trusts — 3.5%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	4,040	3,595,600
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	7,115	6,245,760
5.75%, 05/15/26 (Call 08/09/22)(a)	9,310	9,207,124
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 08/29/22)	5,110	5,097,966
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	10,320	9,052,704
6.00%, 04/15/25 (Call 08/29/22)(a)(b)	3,910	3,817,255
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	5,746	5,480,247
4.75%, 10/01/24 (Call 07/01/24)(b)	7,855	7,746,994
5.50%, 02/15/26 (Call 08/29/22)(b)	3,830	3,795,889
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)(b)	6,045	5,346,802
5.25%, 10/01/25 (Call 08/15/22)(a)	95	89,538
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 08/29/22)(b)	4,845	4,742,044
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	5,425	4,970,453
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 08/29/22)(a)(b)	6,225	6,364,627
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(a)(b)	5,270	4,934,037
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)	14,731	14,058,530
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	8,052	7,233,380
4.50%, 06/15/23 (Call 12/15/22)	3,825	3,714,314
4.50%, 03/15/25 (Call 09/15/24)	2,979	2,555,664
4.65%, 03/15/24 (Call 09/15/23)	3,535	3,225,688
4.75%, 10/01/26 (Call 08/01/26)	4,790	3,882,295
4.95%, 02/15/27 (Call 08/15/26)(b)	4,040	3,306,902
5.25%, 02/15/26 (Call 08/15/25)(b)	3,405	2,891,611
7.50%, 09/15/25 (Call 06/15/25)(b)	8,121	7,873,797
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)(b)	4,111	3,710,177
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	3,793	3,643,859
4.38%, 01/15/27 (Call 07/15/26)(a)	5,165	4,758,699
4.75%, 03/15/25 (Call 09/15/24)(b)	4,892	4,855,897
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 08/29/22)(a)	21,679	21,814,494
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	$726	$664,690
4.63%, 06/15/25 (Call 03/15/25)(a)	676	658,321
5.63%, 05/01/24 (Call 02/01/24)(a)	621	622,062
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)(b)	5,030	5,070,894
		175,028,314
Retail — 3.5%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 08/29/22)(a)(b)	5,026	5,137,986
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(a)(b)	3,430	2,315,250
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 08/15/22)(a)(b)	3,835	3,793,774
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	3,609	3,457,648
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	5,305	3,501,300
5.63%, 10/01/25 (Call 10/01/22)(a)(b)	5,294	4,071,890
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)(b)	6,606	6,176,610
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	4,677	4,727,564
eG Global Finance PLC
6.75%, 02/07/25 (Call 08/09/22)(a)(b)	7,090	6,756,628
8.50%, 10/30/25 (Call 08/30/22)(a)	6,815	6,646,669
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(a)(b)	6,656	6,190,080
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(a)	5,158	4,726,017
IRB Holding Corp., 7.00%, 06/15/25 (Call 08/29/22)(a)(b)	7,595	7,746,900
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 08/29/22)(a)	3,110	3,114,105
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)(b)	8,010	7,296,509
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)(b)	11,031	10,794,937
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	3,755	3,445,588
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)(b)	7,290	4,485,901
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)(b)	5,964	5,734,684
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)(b)	5,577	5,338,862
4.75%, 02/15/27 (Call 11/15/26)(b)	5,890	4,955,021
4.85%, 04/01/24(b)	5,558	5,497,826
Rite Aid Corp.
7.50%, 07/01/25 (Call 08/29/22)(a)(b)	5,816	5,069,676
8.00%, 11/15/26 (Call 01/15/23)(a)	8,540	7,190,680
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 08/29/22)	7,054	7,021,411
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(a)(b)	3,660	3,199,951
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(a)(b)	7,211	6,417,790
Staples Inc.
7.50%, 04/15/26 (Call 08/29/22)(a)	20,191	17,869,035
10.75%, 04/15/27 (Call 08/29/22)(a)(b)	9,170	6,834,401
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 08/29/22)	3,650	3,577,913
		173,092,606
Semiconductors — 0.1%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 08/29/22)(a)(b)	4,420	4,207,840

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software — 1.3%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/29/22)(a)	$4,340	$4,290,949
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 08/29/22)(a)(b)	6,430	6,381,036
9.13%, 03/01/26 (Call 08/09/22)(a)	3,072	2,934,563
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	6,905	6,589,787
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/09/22)(a)(b)	12,146	12,054,905
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(a)(b)	6,030	5,566,883
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)(b)	4,593	4,686,238
PTC Inc., 3.63%, 02/15/25 (Call 08/29/22)(a)	5,537	5,398,575
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 08/29/22)(a)	17,080	14,453,950
		62,356,886
Telecommunications — 7.8%
Altice France Holding SA, 10.50%, 05/15/27 (Call 08/09/22)(a)	15,235	14,319,529
Altice France SA/France, 8.13%, 02/01/27 (Call 08/09/22)(a)(b)	17,165	16,993,463
CommScope Inc.
6.00%, 03/01/26 (Call 08/29/22)(a)(b)	15,230	14,811,175
8.25%, 03/01/27 (Call 08/29/22)(a)	9,710	8,447,700
CommScope Technologies LLC
5.00%, 03/15/27 (Call 08/09/22)(a)(b)	6,855	5,636,867
6.00%, 06/15/25 (Call 08/09/22)(a)(b)	13,081	12,099,925
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	20,260	19,439,470
DKT Finance ApS, 9.38%, 06/17/23 (Call 08/09/22)(a)(b)	4,133	3,962,362
Hughes Satellite Systems Corp.
5.25%, 08/01/26	7,746	7,833,143
6.63%, 08/01/26	7,320	7,202,514
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(a)	11,416	10,945,090
Intrado Corp., 8.50%, 10/15/25 (Call 08/29/22)(a)(b)	6,945	6,031,362
Level 3 Financing Inc.
5.25%, 03/15/26 (Call 08/29/22)(b)	7,400	7,367,278
5.38%, 05/01/25 (Call 08/29/22)(b)	8,321	8,332,233
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	12,630	11,612,653
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	11,915	10,853,254
5.63%, 04/01/25 (Call 01/01/25)	4,879	4,854,654
Series W, 6.75%, 12/01/23(b)	6,568	6,746,568
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	9,249	9,486,699
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)	5,225	5,341,100
Nokia OYJ, 4.38%, 06/12/27	3,915	3,859,564
Quebecor Media Inc., 5.75%, 01/15/23	7,810	7,853,150
Sprint Communications LLC, 6.00%, 11/15/22(b)	21,655	21,789,807
Sprint Corp.
7.13%, 06/15/24	24,296	25,450,060
7.63%, 02/15/25 (Call 11/15/24)	14,410	15,382,675
7.63%, 03/01/26 (Call 11/01/25)	14,646	16,053,114
7.88%, 09/15/23	41,212	42,680,177
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	14,839	14,449,476
Telesat Canada/Telesat LLC, 5.63%, 12/06/26 (Call 12/06/23)(a)(b)	4,720	3,013,154
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	12,058	11,259,157
2.63%, 04/15/26 (Call 04/15/23)(b)	6,860	6,465,550
5.38%, 04/15/27 (Call 08/09/22)(b)	1,730	1,753,355
ViaSat Inc.
5.63%, 09/15/25 (Call 08/09/22)(a)(b)	6,845	6,023,600
Security	Par/ Shares (000)	Value

Telecommunications (continued)
5.63%, 04/15/27 (Call 08/09/22)(a)(b)	$6,050	$5,707,389
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 08/29/22)(a)(b)	14,710	12,893,609
		386,950,876
Toys, Games & Hobbies — 0.1%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(a)(b)	6,406	6,068,019

Transportation — 0.4%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/15/22)(a)	5,879	2,863,073
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	5,725	5,438,750
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	3,733	3,453,025
XPO Logistics Inc., 6.25%, 05/01/25 (Call 08/29/22)(a)(b)	5,734	5,835,062
		17,589,910
Trucking & Leasing — 0.2%
Fly Leasing Ltd., 7.00%, 10/15/24 (Call 08/29/22)(a)	2,762	1,512,195
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 08/29/22)(a)(b)	8,800	8,738,884
		10,251,079
Water — 0.1%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)(b)	4,235	4,107,950

Total Corporate Bonds & Notes — 97.2%
(Cost: $5,081,778,121)		4,799,325,386
Common Stocks

Health Care Technology — 0.0%
Quincy Health LLC(c)(d)	26	109,543

Total Common Stocks — 0.0%
(Cost $2,673,769)		109,543

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)	9	0

Total Warrants — 0.0%
(Cost $0)		—
Total Long-Term Investments — 97.2%
(Cost: $5,084,451,890)		4,799,434,929
Short-Term Securities

Money Market Funds — 18.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(e)(f)(g)	866,583	866,496,144
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(e)(f)	69,079	69,079,000
Total Short-Term Securities — 18.9%
(Cost: $935,563,246)		935,575,144
Total Investments in Securities — 116.1%
(Cost: $6,020,015,136)		5,735,010,073

Liabilities in Excess of Other Assets — (16.1)%		(796,867,043)
Net Assets — 100.0%		$4,938,143,030

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2022

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Non-income producing security.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$527,959,918	$338,897,224	(a)	$—		$(210,102)	$(150,896)	$866,496,144	866,583	$2,424,645	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	174,829,000	—		(105,750,000	)(a)	—	—	69,079,000	69,079	192,194		—
						$(210,102)	$(150,896)	$935,575,144		$2,616,839		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$4,799,325,386	$—	$4,799,325,386
Common Stocks	—	—	109,543	109,543
Warrants	—	—	—	—
Money Market Funds	935,575,144	—	—	935,575,144
	$935,575,144	$4,799,325,386	$109,543	$5,735,010,073

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year High Yield Corporate Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust